TRADE AND OTHER ACCOUNTS PAYABLES - Schedule of trade and other accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
Trade creditors	$ 1,676,218	$ 1,409,894
Other accounts payable	400,096	351,920
Total	$ 2,076,314	$ 1,761,814